UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07927
Morgan Stanley Financial Services Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: May 31, 2009
Date of reporting period: August 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Financial Services Trust
Portfolio of Investments August 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.6%)
	Finance/Rental/Leasing (6.6%)
98,971	AerCap Holdings NV (Netherlands)(a)(b)	$1,372,728
194,500	Fannie Mae(b)	1,330,380
3,900	Mastercard Inc. Class A(a)(b)	945,945

		3,649,053

	Financial Conglomerates (16.1%)
78,283	American Express Co.(b)	3,106,270
152,600	Citigroup, Inc.	2,897,874
74,364	JPMorgan Chase & Co.	2,862,270

		8,866,414

	Financial Publishing/Services (11.7%)
19,786	Dun & Bradstreet Corp.(a)(b)	1,819,718
56,600	Moody’s Corp.(b)	2,301,356
35,800	Morningstar, Inc.(a)(b)	2,338,098

		6,459,172

	Insurance Brokers/Services (4.3%)
74,900	Marsh & McLennan Companies, Inc.(b)	2,391,557

	Investment Banks/Brokers (39.4%)
48,498	Bolsas Y Mercados Espano (Spain)(c)	1,447,177
28,208	Deutsche Boerse AG (Germany)(c)	2,676,110
34,900	Evercore Partners, Inc. (Class A)(b)	462,774
70,909	Greenhill & Co., Inc.(b)	4,687,085
23,695	IntercontinentalExchange Inc.(a)(b)	2,085,871
57,500	Julius Baer Holding AG (Switzerland)(c)	3,502,332
103,877	Lehman Brothers Holdings Inc.(b)	1,671,381
95,600	Merrill Lynch & Co., Inc.(b)	2,710,260
110,100	OptionsExpress Holdings, Inc.(b)	2,540,007

		21,782,997

	Investment Managers (11.7%)
226,400	Calamos Asset Management Inc. (Class A)(b)	4,851,752
180,596	Pzena Investment Management (Class A)(b)	1,614,528

		6,466,280

	Major Banks (2.5%)
40,317	Bank of New York Mellon Corp.	1,395,371

	Property — Casualty Insurers (2.2%)
19,800	Transatlantic Holdings, Inc.(b)	1,189,980

	Real Estate Development (2.1%)
87,700	CB Richard Ellis Group, Inc. (Class A)(a)(b)	1,146,239

	TOTAL COMMON STOCKS (Cost $70,999,858)	53,347,063

	CONVERTIBLE PREFERRED STOCKS (1.5%)
	Finance/Rental/Leasing (0.3%)
11,500	Fannie Mae	197,225

	Investment Banks/Brokers (1.2%)
1,000	Lehman Brothers Holdings Inc.	650,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,197,201)	847,225

PRINCIPAL
AMOUNT IN
THOUSANDS
SHORT-TERM INVESTMENTS (30.2%)
Securities held as Collateral on Loaned Securities (b) (28.7%)
Repurchase Agreements (6.7%)
$972	ABN Amro Bank N.V. (2.38%, dated 08/29/08, due 09/02/08; proceeds $972,241; fully collateralized by Collateralized Mortgage Obligations at the date of this Portfolio of Investment as follows: Dish Network Corp.; Pfizer Inc.; valued at $1,021,070)	972,113

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
1,136	Banc of America Securities LLC (1.95%-2.38% dated 08/29/08, due 09/02/08; proceeds $1,136,536; fully collateralized by U.S. Government Agency securities, common stock at the date of this Portfolio of Investments as follows: Freddie Mac 5.00-5.13% due 07/15/12 - 05/01/35; Viacom Inc.; Puget Energy, Inc.; National Fuel Gas Co.; Equitable Resources, Inc.; DreamWorks Animation SKG, Inc.; Copano Energy LLC; Millicom International Cellular S.A.’ Legg Mason Inc.; valued at $1,174,173)	1,136,128
778	Lehman Brothers Co. (2.33%, dated 08/29/08, due 09/02/08; proceeds $777,791; fully collateralized by Municipal Bond at the date of this Portfolio of Investment as follows:
	Lehman Municipal Trust Receipts — Ser F2W 2.90% due 11/15/23; valued at $789,238)	777,690
800	Merrill Lynch Co., (2.12% dated 08/29/08, due 09/02/08; proceeds $800,337; fully collateralized by U.S. Government Agency securitiy at the date of this Portfolio of Investment as follows: Federal National Mortgage Assoc. 5.95% due 06/0/27; valued at $805,901)	800,243

	Total Repurchase Agreements (Cost $3,686,174)	3,686,174

NUMBER OF
SHARES (000)			VALUE
	Investment Company (22.0%)
12,171	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $12,171,473)		12,171,473

	Total Securities held as Collateral on Loaned Securities (Cost $15,857,647)		15,857,647

	Investment Company (d) (1.5%)
845	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $844,619)		844,619

	Total Short-Term Investments (Cost $16,702,266)		16,702,266

	TOTAL INVESTMENTS (Cost $88,899,325)(e)	128.3%	70,896,554
	LIABILITIES IN EXCESS OF OTHER ASSETS	(28.3)	(15,641,645)

	NET ASSETS	100.0%	$55,254,909

(a)	Non-income producing security.

(b)	The value of loaned securities and related collateral outstanding at August 31, 2008 was $15,181,898 and $15,885,897 respectively. The fund received cash collateral of $15,254,909 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $28,250 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Securities with total market value equal to $7,625,619 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Financial Services Trust
Notes to the Portfolio of Investments
FAS 157
8/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at August 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$70,896,554	$58,737,536	$12,159,018	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Financial Services Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 21, 2008